American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2024

Select Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobiles — 2.5%
Tesla, Inc.(1)	606,000	140,634,420
Beverages — 1.0%
Constellation Brands, Inc., Class A	222,900	54,646,164
Biotechnology — 3.0%
Biogen, Inc.(1)	226,200	48,225,840
Regeneron Pharmaceuticals, Inc.(1)	69,700	75,219,543
Vertex Pharmaceuticals, Inc.(1)	86,300	42,780,636
		166,226,019
Broadline Retail — 6.9%
Amazon.com, Inc.(1)	2,070,600	387,160,788
Capital Markets — 1.2%
MSCI, Inc.	120,600	65,215,656
Commercial Services and Supplies — 0.5%
Veralto Corp.	289,200	30,817,152
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	103,900	85,405,800
Energy Equipment and Services — 1.0%
ChampionX Corp.	1,556,800	53,335,968
Entertainment — 0.7%
Electronic Arts, Inc.	91,300	13,780,822
Universal Music Group NV(2)	960,400	22,881,024
Walt Disney Co.	46,700	4,375,323
		41,037,169
Financial Services — 5.2%
Mastercard, Inc., Class A	470,100	217,990,071
PayPal Holdings, Inc.(1)	289,200	19,023,576
Visa, Inc., Class A	213,300	56,667,411
		293,681,058
Health Care Equipment and Supplies — 0.6%
GE HealthCare Technologies, Inc.	228,400	19,329,492
Penumbra, Inc.(1)	82,700	13,818,343
		33,147,835
Health Care Providers and Services — 1.4%
UnitedHealth Group, Inc.	133,000	76,629,280
Hotels, Restaurants and Leisure — 1.2%
Airbnb, Inc., Class A(1)	464,500	64,825,620
Insurance — 0.7%
Progressive Corp.	188,700	40,404,444
Interactive Media and Services — 15.3%
Alphabet, Inc., Class A	1,656,400	284,138,856
Alphabet, Inc., Class C	1,451,400	251,309,910
Meta Platforms, Inc., Class A	685,400	325,448,482
		860,897,248
Life Sciences Tools and Services — 1.0%
Danaher Corp.	90,700	25,131,156
Mettler-Toledo International, Inc.(1)	21,300	32,397,939
		57,529,095
Machinery — 2.5%
Graco, Inc.	415,600	35,346,780

Lincoln Electric Holdings, Inc.	142,800	29,332,548
Middleby Corp.(1)	205,100	27,807,458
Otis Worldwide Corp.	482,500	45,596,250
		138,083,036
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	114,400	11,395,384
Pharmaceuticals — 2.3%
Eli Lilly & Co.	163,000	131,096,010
Professional Services — 0.6%
Broadridge Financial Solutions, Inc.	28,700	6,141,800
UL Solutions, Inc., Class A	288,071	14,556,227
Verisk Analytics, Inc.	43,200	11,307,600
		32,005,627
Semiconductors and Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc.(1)	506,100	73,121,328
Analog Devices, Inc.	463,300	107,198,354
KLA Corp.	97,500	80,249,325
NVIDIA Corp.	5,151,000	602,770,020
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	230,800	38,266,640
Texas Instruments, Inc.	255,100	51,991,931
		953,597,598
Software — 17.0%
Adobe, Inc.(1)	187,900	103,655,035
Atlassian Corp., Class A(1)	455,900	80,498,263
Crowdstrike Holdings, Inc., Class A(1)	164,400	38,134,224
Manhattan Associates, Inc.(1)	175,600	44,844,728
Microsoft Corp.	1,070,000	447,634,500
Roper Technologies, Inc.	161,400	87,922,650
Salesforce, Inc.	376,900	97,541,720
Zscaler, Inc.(1)	285,000	51,114,750
		951,345,870
Specialized REITs — 1.0%
American Tower Corp.	125,300	27,616,120
Equinix, Inc.	36,400	28,764,736
		56,380,856
Specialty Retail — 2.8%
Lowe's Cos., Inc.	397,700	97,639,327
TJX Cos., Inc.	543,800	61,460,276
		159,099,603
Technology Hardware, Storage and Peripherals — 12.5%
Apple, Inc.	3,162,200	702,261,376
Textiles, Apparel and Luxury Goods — 0.2%
NIKE, Inc., Class B	151,700	11,356,262
TOTAL COMMON STOCKS (Cost $2,012,996,455)		5,598,215,338
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,539	10,539
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $526,182), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $514,478)		514,403
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 2/15/42, valued at $6,684,204), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $6,553,967)		6,553,000

TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 4.375%, 5/31/26 - 11/15/31, valued at $2,104,590), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $2,063,304)	2,063,000
9,130,403
TOTAL SHORT-TERM INVESTMENTS (Cost $9,140,942)	9,140,942
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,022,137,397)	5,607,356,280
OTHER ASSETS AND LIABILITIES — 0.0%	2,287,859
TOTAL NET ASSETS — 100.0%	$5,609,644,139

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $26,016. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $26,424, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,575,334,314	$22,881,024	—
Short-Term Investments	10,539	9,130,403	—
	$5,575,344,853	$32,011,427	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.